HARBOR FUND

          Supplement to Prospectus dated March 1, 2000


Ronald C. Boller has retired as Trustee, Chairman of the Board and President of Harbor Fund.

David G. Van Hooser has been elected a Trustee and Chairman of the Board of Trustees of Harbor Fund, replacing Ronald C. Boller.

James M. Williams has been elected President of Harbor Fund, replacing Ronald C. Boller.


Supplement dated September 25, 2000









                           HARBOR FUND

Supplement to Statement of Additional Information dated March 1,
                              2000


Ronald C. Boller has retired as Trustee, Chairman of the Board and President of Harbor Fund.

David G. Van Hooser has been elected a Trustee and Chairman of the Board of Trustees of Harbor Fund, replacing Ronald C. Boller.

James M. Williams has been elected President of Harbor Fund, replacing Ronald C. Boller.


Supplement dated September 25, 2000